Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 189,374	$ 205,063	$ 204,018
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	5,694	7,968	6,177
Decrease (increase) in:
Accounts receivable, net	(5,949)	(4,226)	(25,924)
Increase (decrease) in:
Accrued expenses	(4,491)	(4,850)	6,503
Total adjustments	127,255	73,292	18,382
Net cash provided by operating activities	316,629	278,355	222,400
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(584,480)	(986,115)	(734,179)
Cash flows from financing activities:
Issuance of common shares in public offering		184,839
Dividends paid	(104,199)	(83,473)	(62,549)
Net cash (used in) provided by financing activities	287,992	732,929	529,490
Effect of exchange rate changes	(45)	142	24
Net (decrease) increase in cash and cash equivalents	20,096	25,311	17,735
Cash and cash equivalents, beginning of the year	100,127	74,816	57,081
Cash and cash equivalents, end of the year	120,223	100,127	74,816
Parent Company
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders	189,374	205,063	204,018
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries	(193,222)	(209,036)	(207,332)
Dividends received from subsidiaries	98,000	76,500	53,500
Share-based compensation	5,694	7,968	6,177
Decrease (increase) in:
Accounts receivable, net		50	115
Prepaid expenses	52	(22)	36
Increase (decrease) in:
Accrued expenses	335	(454)	64
Total adjustments	(89,141)	(124,994)	(147,440)
Net cash provided by operating activities	100,233	80,069	56,578
Cash flows from investing activities:
(Decrease) Increase in investments in subsidiaries, net	46	(184,142)	(177)
Net cash provided by (used in) investing activities	46	(184,142)	(177)
Cash flows from financing activities:
Issuance of common shares upon exercise of share options	3,617	4,669	6,065
Issuance of common shares in public offering		184,839
Dividends paid	(104,199)	(83,473)	(62,549)
Due (from) to affiliates, net	(2,451)	(636)	513
Net cash (used in) provided by financing activities	(103,033)	105,399	(55,971)
Effect of exchange rate changes	(45)	142	24
Net (decrease) increase in cash and cash equivalents	(2,799)	1,468	454
Cash and cash equivalents, beginning of the year	4,055	2,587	2,133
Cash and cash equivalents, end of the year	$ 1,256	$ 4,055	$ 2,587